Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 15, 2016 $ / shares shares	Dec. 31, 2016 USD ($) segment $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Accounting Policies [Abstract]
Number of reporting segments | segment		1
Reverse stock split conversion ratio	0.0667
Common stock, shares authorized (shares) | shares	240,000,000	240,000,000	240,000,000
Common stock, par value (usd per share) | $ / shares	$ 0.04	$ 0.04	$ 0.04
Inventory, finished goods		$ 0.7	$ 0.4
Inventory, components		0.4	0.3
Deferred rent		$ 0.1	$ 0.2